Share based compensation (Narrative) (Details)	1 Months Ended
Jan. 29, 2026 shares
Directors and Employees [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
RSUs granted	152,601
RSUs vesting terms	The RSUs will vest in three equal installments, with one-third vesting on each of the first, second and third anniversaries of the grant date, subject to the grantee’s continued service through the applicable vesting date
Chief Executive Officer [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
RSUs granted	38,333
RSUs vesting terms	The RSUs will vest in three equal installments, with one-third vesting on each of January 29, 2027, January 29, 2028 and January 29, 2029, subject to the grantee’s achievement of the specified performance condition and continued service.